Intangibles and Goodwill - Schedule of Intangibles and Goodwill (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Finite-Lived Intangible Liabilities [Line Items]
Management contracts	$ 41,058	$ 41,058
Less: Accumulated amortization	(34,732)	(32,228)
Intangible assets, net	$ 6,326	8,830
StepStone Group LP
Finite-Lived Intangible Liabilities [Line Items]
Management contracts		41,058	$ 41,058
Less: Accumulated amortization		(32,228)	(27,201)
Intangible assets, net		$ 8,830	$ 13,857